Banking Institutions (short term liabilities) (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of credit from banking institutions
	As at December 31,
	2022	2021
	Israel Shekels
Bank Mizrahi Current Account 684728	9,039	-
Current maturities of long-term loans	37,579	36,547
	46,618	36,547